COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of contingent liabilities
Pembina had the following contractual obligations outstanding at December 31, 2019:

Contractual Obligations	Payments Due by Period
($ millions)	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	After 5 Years
Leases(1)	1,152	130	237	179	606
Loans and borrowings(2)	14,565	477	2,379	3,337	8,372
Construction commitments(3)	1,766	1,128	123	33	482
Other(4)	659	109	158	93	299
Total contractual obligations	18,142	1,844	2,897	3,642	9,759

(1)	Includes terminals, rail, office space, land and vehicle leases.

(2)	Excluding deferred financing costs. Including interest payments on senior unsecured notes.

(3)
Excluding significant projects that are awaiting regulatory approval at December 31, 2019, projects which Pembina is not committed to construct, and projects that are executed by equity accounted investees.

(4)	Includes $65 million in commitments related to leases that have not yet commenced.